Applicable laws and regulations (Tables)	12 Months Ended
Dec. 31, 2020
Applicable laws and regulations
Schedule of applicable laws and regulations

	December 31,	December 31,
	2020	2019
Capital funds	1,048,182	1,026,125

Risk-weighted assets	5,187,054	5,937,648
Capital adequacy index	20.21%	17.28%

Schedule of leverage ratio cannot be lower, at any time, than 3%. The bank will inform to SBP as often as the compliance with the leverage ratio is determined

The leverage ratio cannot be lower, at any time, than 3%. The Bank will inform to SBP as often as the compliance with the leverage ratio is determined.

	December 31, 2020	December 31, 2019
Ordinary capital	912,164	890,106

Non-risk-weighted assets	6,479,416	7,323,187
Leverage ratio	14.08%	12.15%

Schedule of based on the classification of risks, collateral and in compliance with SBP Rule No. 4 2013

Based on the classification of risks, collateral and in compliance with SBP Rule No. 4‑2013, the Bank classified the loan portfolio as follows:

	December 31, 2020
Loans at amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	2,147,846	9,281	10,593	—	—	2,167,720
Financial Institutions:
Private	2,231,742	—	—	—	—	2,231,742
State-owned	476,520	—	—	—	—	476,520
	2,708,262	—	—	—	—	2,708,262
Sovereign	35,415	—	—	—	—	35,415
	4,891,523	9,281	10,593	—	—	4,911,397

Allowance for loan losses IFRS (*):	34,720	1,857	4,588	—	—	41,165

Loans at FVTPL
Financial Institutions:
Private	4,949	—	—	—	—	4,949
Total loans	4,896,472	9,281	10,593	—	—	4,916,346

	December 31, 2019
Loans at amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	2,487,859	13,595	—	—	61,845	2,563,299
Financial Institutions:
Private	2,692,787	—	—	—	—	2,692,787
State-owned	589,690	—	—	—	—	589,690
	3,282,477	—	—	—	—	3,282,477
Sovereign	47,221	—	—	—	—	47,221
Total	5,817,557	13,595	—	—	61,845	5,892,997

Allowance for loan losses IFRS (*):	42,396	2,338	—	—	54,573	99,307

Schedule of statutory purposes only, non-accruing loans

For statutory purposes only, non-accruing loans are presented by category as follows:

Loans at	December 31, 2020
amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	—	—	10,593	—	—	10,593
Total	—	—	10,593	—	—	10,593

Loans at	December 31, 2019
amortized cost	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	—	—	—	—	61,845	61,845
Total	—	—	—	—	61,845	61,845

	December 31,	December 31,
	2020	2019

Non-accruing loans:
Private corporations	10,593	61,845
Total non-accruing loans	10,593	61,845

Interest that would be reversed if the loans had been classified as non-accruing loans	351	1,379
Income from collected interest on non-accruing loans	—	631

Schedule of provision and reserve	The provision and reserve are detailed as follows:

	December 31,	December 31,
	2020	2019
Dynamic provision	136,019	136,019
Regulatory credit reserve	—	—
	136,019	136,019

Schedule of Portfolio of Modified Special Mention Category Loans, Provisions and Reserves Classified as per the Three-Stage Model of IFRS9 [Table Text Block]

	Stage 1	Stage 2	Stage 3	Total

Modified special mention loans
Modified loans
Corporate	—	8,829	—	8,829
(-) Modified loans secured by pledged deposits in the same bank up to the guaranteed amount	—	—	—	—
(+) Interest receivable	—	7	—	7
(-) Unearned interest and deferred fees	—	—	—	—
Total loan portfolio subject to provisions
Rule No. 9-2020	—	8,836	—	8,836

Allowance
Allowance IFRS 9	—	1,767	—	1,767
Collective allowance (complement to 1.5%) *				—
Regulatory reserve (complement to 3%) *				—
Total allowance and reserves				1,767